NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
NET INCOME PER SHARE [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Share
	For the years ended December 31,
	2012	2013	2014

Net income (numerator), basic and diluted	$25,739,968	$20,661,649	$22,587,921

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per share	1,661,864,846	1,714,924,612	1,828,191,540
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed conversions of stock options, nonvested shares and warrants using the treasury stock method	59,757,910	36,696,728	47,328,554

Total weighted average shares used in computing diluted net income per share	1,721,622,756	1,751,621,340	1,875,520,094

Net income per share, basic	$0.02	$0.01	$0.01

Net income per share, diluted	$0.01	$0.01	$0.01

Antidilutive Securities Excluded from Computation of Earnings Per Share
	For the years ended December 31,
	2012	2013	2014

Options, nonvested shares and warrants	285,312,520	11,320,000	97,392,523